First Trust Multi-Manager Small Cap Opportunities ETF Expense Example, No Redemption - First Trust Multi-Manager Small Cap Opportunities ETF - First Trust Multi-Manager Small Cap Opportunities ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 97
Expense Example, No Redemption, 3 Years	303
Expense Example, No Redemption, 5 Years	525
Expense Example, No Redemption, 10 Years	$ 1,166